Consolidated Statements of Comprehensive Loss - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Loss
Net loss	¥ (744,748,251)	¥ (382,929,166)	¥ (143,060,167)
Other comprehensive income
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(1,520,393)	(548,029)
Unrealized gain on short-term investment, net of nil income taxes	2,133,528
Foreign currency translation adjustment, net of nil income taxes	(19,356,001)	(2,889,641)	2,788,426
Total comprehensive loss	(763,491,117)	(386,366,836)	(140,271,741)
Less: Comprehensive loss attributable to non-controlling interests	2,103,019	1,208,147	1,060,660
Comprehensive loss attributable to shareholders of the Company	¥ (761,388,098)	¥ (385,158,689)	¥ (139,211,081)